Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Apollomics Inc.
Entity Central Index Key	0001944885
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2834
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	209-4055
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No.1 relates to the Registration Statement on Form F-1 (Reg. No. 333-272552) of Apollomics Inc. (the “Company”), originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 24, 2023 (the “Initial Registration Statement”). The Company is filing this Post-Effective Amendment No. 1 pursuant to the undertakings in the Initial Registration Statement to update and supplement the information contained in the Initial Registration Statement to, among other things: • include the Company’s unaudited financial statements as of and for the six month period ended June 30, 2023 and for the six month period ended June 30, 2022; • amend the sections titled “Unaudited Pro Forma Condensed Combined Financial Information” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations”; and • update certain other information in the Initial Registration Statement to reflect developments since the effective date of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Sanjeev Redkar
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	209-4055